Unaudited Condensed Consolidated Statements of Cash Flows - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017
Operating Activities
Net (loss)/ income	$ (25,282)	$ 6,462
Adjustments to reconcile net (loss)/ income to net cash provided by operating activities:
Depreciation and amortization	11,888	12,552
Amortization of deferred finance fees	683	690
Amortization of drydock and special survey costs	2,245	1,775
Loss on sale of asset	32,444	0
Changes in operating assets and liabilities:
Decrease/ (increase) in prepaid expenses and other current assets	405	(2,153)
Payments for drydocking	(3,314)	(3,510)
Decrease in accounts receivable	441	147
Decrease / (increase) in due from/ to related parties, current	6,510	(3,940)
Increase / (decrease) in accounts payable	87	(300)
Increase in accrued expenses	9	140
Decrease in due from related parties, non-current	0	(2,565)
Decrease in deferred revenue	0	(1,326)
Net cash provided by operating activities	26,116	7,972
Investing Activities
Acquisition of vessels	(44,950)	0
Net proceeds from sale of assets	16,206	0
Net cash used in investing activities	(28,744)	0
Financing Activities
Loan repayment	(1,025)	(1,025)
Dividend paid	(11,702)	(18,049)
Proceeds from issuance of general partner units	0	84
Proceeds from issuance of common units	0	4,004
Net cash used in financing activities	(12,727)	(14,986)
Net decrease in cash, cash equivalents and restricted cash	(15,355)	(7,014)
Cash, cash equivalents and restricted cash, beginning of period	37,086	52,791
Cash, cash equivalents and restricted cash, end of period	21,731	45,777
Supplemental disclosures of cash flow information
Cash interest paid	$ 6,483	$ 5,692